Related Party Transactions and Private Company Investment - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 136	$ 104	$ 35
Geological consulting fees - capitalized		18	178
Management fees - expensed	747	747	749
Salaries - expensed	185	181	128
Share-based payments		192	358
Total	$ 1,068	$ 1,242	$ 1,448